Cover	Mar. 28, 2023
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 28, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505708
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56291
Entity Address Address Line 2	Suite 30
Entity Address City Or Town	West Palm Beach
Entity Address Address Line 1	1300 N. Florida Mango Rd
Entity Address Postal Zip Code	33409
City Area Code	561
Local Phone Number	235-2295
Entity Address State Or Province	FL